Related Party Convertible Notes Payable (Details)	3 Months Ended
Sep. 30, 2017 USD ($)
Related Party Details
Related Party Convertible Notes Payable	$ 563,450
Interest Rate	6.00%
Term Minimum	6 months
Term Maximum	1 year
Discount	$ (124,618)
Total	$ 438,832